UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JANUARY 31, 2013

CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 94.4%
CONSUMER DISCRETIONARY - 12.0%
Automobiles - 0.8%
Harley-Davidson Inc.	314,830	$16,503,389
Honda Motor Co., Ltd., ADR	540,750	20,380,867

Total Automobiles		36,884,256

Hotels, Restaurants & Leisure - 1.3%
McDonald’s Corp.	244,456	23,294,212
Starwood Hotels & Resorts Worldwide Inc.	142,940	8,777,946
Yum! Brands Inc.	415,763	26,999,649

Total Hotels, Restaurants & Leisure		59,071,807

Internet & Catalog Retail - 0.3%
Amazon.com Inc.	43,500	11,549,250	*

Media - 5.9%
Comcast Corp., Class A Shares	3,217,623	122,527,084
News Corp., Class A Shares	1,309,416	36,323,200
Walt Disney Co.	2,129,262	114,724,636

Total Media		273,574,920

Multiline Retail - 0.6%
Target Corp.	485,295	29,316,671

Specialty Retail - 3.1%
Home Depot Inc.	1,575,080	105,404,354
TJX Cos. Inc.	873,180	39,450,272

Total Specialty Retail		144,854,626

TOTAL CONSUMER DISCRETIONARY		555,251,530

CONSUMER STAPLES - 10.3%
Beverages - 1.6%
Coca-Cola Co.	1,315,010	48,970,972
PepsiCo Inc.	326,360	23,775,326

Total Beverages		72,746,298

Food & Staples Retailing - 3.3%
CVS Caremark Corp.	1,109,350	56,798,720
Wal-Mart Stores Inc.	1,350,230	94,448,589

Total Food & Staples Retailing		151,247,309

Food Products - 2.7%
General Mills Inc.	645,120	27,056,333
H.J. Heinz Co.	632,770	38,364,845
Kraft Foods Group Inc.	445,613	20,596,233
McCormick & Co. Inc., Non Voting Shares	202,520	12,627,122
Mondelez International Inc., Class A Shares	951,130	26,431,903

Total Food Products		125,076,436

Household Products - 2.7%
Kimberly-Clark Corp.	466,040	41,715,240
Procter & Gamble Co.	1,101,130	82,760,931

Total Household Products		124,476,171

TOTAL CONSUMER STAPLES		473,546,214

ENERGY - 9.7%
Energy Equipment & Services - 2.2%
Cameron International Corp.	561,680	35,559,961	*
National-Oilwell Varco Inc.	256,090	18,986,512
Schlumberger Ltd.	473,523	36,958,470
Weatherford International Ltd.	927,200	12,378,120	*

Total Energy Equipment & Services		103,883,063

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 7.5%
Anadarko Petroleum Corp.	497,550	$39,813,951
Chevron Corp.	782,390	90,092,209
ConocoPhillips	384,930	22,325,940
Exxon Mobil Corp.	1,712,710	154,092,519
Hess Corp.	373,027	25,052,493
Occidental Petroleum Corp.	56,240	4,964,305
Spectra Energy Corp.	319,685	8,880,849

Total Oil, Gas & Consumable Fuels		345,222,266

TOTAL ENERGY		449,105,329

EXCHANGE-TRADED FUNDS - 0.4%
Exchange Traded Funds - 0.4%
SPDR Gold Trust	95,080	15,326,896	*

FINANCIALS - 14.6%
Capital Markets - 0.3%
Blackstone Group LP	733,280	13,565,680

Commercial Banks - 2.7%
SunTrust Banks Inc.	1,079,380	30,622,011
U.S. Bancorp	939,890	31,110,359
Wells Fargo & Co.	1,842,337	64,168,598

Total Commercial Banks		125,900,968

Consumer Finance - 0.5%
Capital One Financial Corp.	369,200	20,793,344

Diversified Financial Services - 2.8%
Citigroup Inc.	1,353,883	57,079,707
JPMorgan Chase & Co.	1,552,580	73,048,889

Total Diversified Financial Services		130,128,596

Insurance - 6.7%
Alleghany Corp.	33,070	11,924,711	*
Aon PLC	218,800	12,633,512
Berkshire Hathaway Inc., Class A Shares	540	78,772,500	*
MetLife Inc.	1,174,498	43,855,755
Travelers Cos. Inc.	2,081,175	163,288,991

Total Insurance		310,475,469

Real Estate Investment Trusts (REITs) - 0.9%
American Tower Corp.	532,026	40,513,780

Real Estate Management & Development - 0.7%
Forest City Enterprises Inc., Class A Shares	1,927,630	32,596,223	*

TOTAL FINANCIALS		673,974,060

HEALTH CARE - 11.5%
Biotechnology - 1.2%
Amgen Inc.	385,000	32,902,100
Onyx Pharmaceuticals Inc.	281,180	21,797,073	*

Total Biotechnology		54,699,173

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	305,060	10,335,433
Covidien PLC	470,640	29,339,698
Thermo Fisher Scientific Inc.	273,860	19,756,260

Total Health Care Equipment & Supplies		59,431,391

Health Care Providers & Services - 1.1%
Cardinal Health Inc.	103,380	4,529,078
Express Scripts Holding Co.	456,820	24,403,324	*
UnitedHealth Group Inc.	426,410	23,542,096

Total Health Care Providers & Services		52,474,498

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.9%
AbbVie Inc.	305,060	$11,192,651
Bristol-Myers Squibb Co.	947,940	34,258,552
GlaxoSmithKline PLC, ADR	807,100	36,811,831
Johnson & Johnson	1,252,060	92,552,275
Merck & Co. Inc.	1,489,460	64,419,145
Pfizer Inc.	3,547,410	96,773,345
Roche Holding AG, ADR	375,310	20,822,199
Zoetis Inc.	265,200	6,895,200

Total Pharmaceuticals		363,725,198

TOTAL HEALTH CARE		530,330,260

INDUSTRIALS - 9.1%
Aerospace & Defense - 1.6%
Honeywell International Inc.	770,770	52,597,345
Raytheon Co.	373,510	19,676,507

Total Aerospace & Defense		72,273,852

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	966,970	76,671,051

Commercial Services & Supplies - 0.2%
Waste Management Inc.	301,920	10,983,850

Electrical Equipment - 0.5%
Eaton Corp. PLC	406,360	23,142,202

Industrial Conglomerates - 4.1%
3M Co.	373,030	37,508,166
General Electric Co.	3,964,390	88,326,609
Tyco International Ltd.	781,020	23,610,235
United Technologies Corp.	472,460	41,373,322

Total Industrial Conglomerates		190,818,332

Machinery - 1.0%
Deere & Co.	301,570	28,365,674
Pentair Ltd., Registered Shares	368,929	18,697,322

Total Machinery		47,062,996

TOTAL INDUSTRIALS		420,952,283

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 2.5%
Cisco Systems Inc.	2,138,716	43,993,388
Motorola Solutions Inc.	384,460	22,448,620
QUALCOMM Inc.	706,308	46,637,517

Total Communications Equipment		113,079,525

Computers & Peripherals - 3.5%
Apple Inc.	291,344	132,651,837
EMC Corp.	886,276	21,811,252	*
SanDisk Corp.	153,670	7,681,963	*

Total Computers & Peripherals		162,145,052

Internet Software & Services - 4.1%
eBay Inc.	1,346,364	75,302,139	*
Facebook Inc., Class A Shares	509,250	15,771,472	*
Google Inc., Class A Shares	113,724	85,940,090	*
LinkedIn Corp., Class A Shares	98,860	12,237,879	*

Total Internet Software & Services		189,251,580

IT Services - 4.0%
Automatic Data Processing Inc.	807,280	47,863,631
International Business Machines Corp.	347,790	70,625,716
Visa Inc., Class A Shares	423,210	66,829,091

Total IT Services		185,318,438

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY			SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Corp., Class A Shares			445,980	$14,472,051
Texas Instruments Inc.			426,772	14,117,618

Total Semiconductors & Semiconductor Equipment				28,589,669

Software - 3.0%
BMC Software Inc.			467,270	19,415,068	*
Citrix Systems Inc.			328,690	24,046,960	*
Microsoft Corp.			2,307,312	63,381,861
Oracle Corp.			851,680	30,243,157

Total Software				137,087,046

TOTAL INFORMATION TECHNOLOGY				815,471,310

MATERIALS - 4.9%
Chemicals - 4.1%
E.I. du Pont de Nemours & Co.			252,710	11,991,090
Ecolab Inc.			561,330	40,640,292
Monsanto Co.			280,470	28,425,634
PPG Industries Inc.			797,130	109,900,313

Total Chemicals				190,957,329

Paper & Forest Products - 0.8%
International Paper Co.			881,640	36,517,529

TOTAL MATERIALS				227,474,858

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.9%
AT&T Inc.			2,596,740	90,340,584
Verizon Communications Inc.			1,014,690	44,250,631

TOTAL TELECOMMUNICATION SERVICES				134,591,215

UTILITIES - 1.3%
Electric Utilities - 0.7%
Northeast Utilities			287,720	11,718,836
NV Energy Inc.			1,047,100	19,821,603

Total Electric Utilities				31,540,439

Multi-Utilities - 0.6%
Sempra Energy			162,630	12,205,381
Wisconsin Energy Corp.			417,160	16,448,619

Total Multi-Utilities				28,654,000

TOTAL UTILITIES				60,194,439

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,657,890,160)				4,356,218,394

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 5.3%
Repurchase Agreements - 5.3%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $245,247,886; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $250,152,782) (Cost - $245,247,000)	0.130%	2/1/13	245,247,000	245,247,000

TOTAL INVESTMENTS - 99.7% (Cost - $2,903,137,160#)				4,601,465,394
Other Assets in Excess of Liabilities - 0.3%				15,027,699

TOTAL NET ASSETS - 100.0%				$4,616,493,093

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (formerly Legg Mason ClearBridge Appreciation Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Notes to Schedule of Investments (unaudited) (continued)

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$4,356,218,394	—	—	$4,356,218,394
Short-term investments†	—	$245,247,000	—	245,247,000

Total investments	$4,356,218,394	$245,247,000	—	$4,601,465,394

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,702,245,329
Gross unrealized depreciation	(3,917,095)

Net unrealized appreciation	$1,698,328,234

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: March 26, 2013